Balance Sheets (Parenthetical)	Jun. 30, 2016 $ / shares shares	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Jun. 30, 2015 $ / shares shares	Jun. 30, 2014 $ / shares shares
Stock Transactions, Parenthetical Disclosures [Abstract]
Preferred Stock Series A Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series A shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred Stock Series A, shares issued	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred Stock Series A, shares outstanding	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred Stock Series B Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series B shares authorized		9,000,000	9,000,000	9,000,000	9,000,000
Preferred Stock Series B shares outstanding		0	0	5,000,000	0
Preferred Stock Series C Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0
Preferred Stock Series C shares authorized	2,000,000	2,000,000	2,000,000	1,107,607	0
Preferred Stock Series C shares issued	0	1,107,607	1,107,607	0	0
Preferred Stock Series C shares outstanding	0	1,107,607	1,107,607	0	0
Preferred Stock Series D shares authorized	2,000,000	2,000,000		2,000,000
Preferred Stock Series D Par value	0.001	0.001		0.001
Preferred Stock Series D shares outstanding	0	0		0
Common Stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	800,000,000	800,000,000	800,000,000	600,000,000	5,000,000,000
Common Stock, shares issued	537,959,764	501,851,504	478,376,504	400,356,154	702,433,700
Common Stock, shares outstanding	537,959,764	501,851,504	478,376,504	400,356,154	702,433,700